Rights of use of assets and lease liabilities (Details Narrative) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Statement [Line Items]
Cost	$ 570,742	$ 571,311	$ 597,247
General and administrative expenses	111,002	118,299	143,896
Income and Other Comprehensive Income	(46,495)	(107,306)	$ 46,846
Discontinued Operations IDBD[Member]
Statement [Line Items]
Selling expenses	608	569
Cost	1,623	1,444
General and administrative expenses	553	560
Income and Other Comprehensive Income	$ 24,844	$ 22,983